                     [MAGNET TOTAL MARKET GROWTH FUND LOGO]

                               SEMI-ANNUAL REPORT

OCTOBER 31, 2001

LETTER FROM JORDAN KIMMELL

Dear Fellow Shareholders:

The last six months were marked by a myriad of factors that lead to one of the worst periods in several decades. An unfortunate combination of the Sept. 11 tragedy, steadily declining consumer confidence and flagging corporate earnings shook many investors and money managers' comfort levels with holding equities. Consequently, what money did flow into the market went primarily into value companies.

During this time we continued to run our Fund according to the strict discipline of the Magnet stock selection process, combining aspects of growth, value and momentum to achieve long-term capital appreciation. Our process is clearly a growth strategy and, as a result, the Fund suffered. Please see the enclosed report for the performance details.

In the current environment, it was difficult for the Fund to raise enough assets to remain viable. As a result, it is our intention to liquidate the Fund.

As a portfolio manager, I am extremely disappointed that the Fund is closing. I anticipate that the dramatic liquidity provided by the Federal Reserve and Bush Administration will lead to a much stronger equity market in a relatively short period of time. Unfortunately, the economic recovery I foresee could not happen in a timeframe that would benefit the Fund.

I want to thank you for your confidence and support during the brief time the Fund was open.

I wish you and your families good health and healthy profits in the future.

Sincerely,

/s/ Jordan L. Kimmel

Jordan L. Kimmel
Portfolio Manager

FUND OVERVIEW

                              INVESTMENT OBJECTIVE

    The Magnet Total Market Growth Fund seeks long-term capital appreciation.

                                 INCEPTION DATE

                      Investor Shares - September 15, 2000
                        Adviser Shares - October 25, 2000

                                  TICKER SYMBOL

                             Investor Shares - MTMIX
                             Adviser Shares - MTMAX

[CHART]

MAGNET TOTAL MARKET GROWTH FUND - INVESTOR SHARES

                          MAGNET            DJ TOT MK INDEX
                      INVESTOR SHARES          INV. VALUE
Inception
   9/15/2000              10,000                 10,000
   9/30/2000              10,000                  9,857
  10/31/2000              10,210                  9,851
  11/30/2000               8,140                  8,909
  12/31/2000               8,473                  9,050
   1/31/2001               8,657                  9,374
   2/28/2001                 747                  8,485
   3/31/2001               7,266                  7,901
   4/30/2001               7,798                  8,559
   5/31/2001               7,839                  8,628
   6/30/2001               7,614                  8,447
   7/31/2001               7,215                  8,310
   8/31/2001               6,652                  7,811
   9/30/2001               6,109                  7,116
  10/31/2001               6,652                  7,287

                                   PERFORMANCE
                             AS OF OCTOBER 31, 2001

                                                                SINCE INCEPTION
ANNUALIZED TOTAL RETURN                               ONE YEAR     9/15/2000
Magnet Total Market Growth Fund - Investor Shares     (34.85)%      (29.74)%
Dow Jones U.S. Total Market Index                     (25.99)%      (24.99)%

THE TOTAL RETURN FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS.

TOTAL RETURNS FOR THE FUND REFLECT REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND ALL FEE WAIVERS. WITHOUT THE FEE WAIVERS, THE TOTAL RETURN FIGURES WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. PRINCIPAL VALUE MAY FLUCTUATE AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

[CHART OF COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE MAGNET TOTAL MARKET GROWTH FUND - ADVISER SHARES AND THE DOW JONES U.S. TOTAL MARKET INDEX. OCTOBER 25, 2000 (INCEPTION) TO OCTOBER 31, 2001]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE MAGNET TOTAL MARKET GROWTH FUND - ADVISER SHARES AND THE DOW JONES U.S. TOTAL MARKET INDEX. OCTOBER 25, 2000 (INCEPTION) TO OCTOBER 31, 2001]

MAGNET         MAGNET TOTAL       DOW JONES
INVESTOR      MARKET GROWTH      U.S. TOTAL
SHARES       FUND - ADVISER     MARKET INDEX
                 SHARES
10/25/00         10000              10000
10/31/00         10179              10465
11/30/00          8116               9044
12/30/00          8438               9187
 1/31/01          8612               9516
 2/28/01          7703               8613
 3/31/01          7224               8021
 4/30/01          7754               8689
 5/31/01          7785               8759
 6/30/01          7561               8575
 7/31/01          7173               8436
 8/31/01          6612               7929
 9/30/01          6071               7224
10/31/01          6122               7398

                                   PERFORMANCE
                             AS OF OCTOBER 31, 2001

                                                                SINCE INCEPTION
ANNUALIZED TOTAL RETURN                               ONE YEAR     10/25/2000
Magnet Total Market Growth Fund - Adviser Shares       (39.86)%      (38.15)%
Dow Jones U.S. Total Market Index                      (25.99)%      (22.18)%

THE TOTAL RETURN FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS.

TOTAL RETURNS FOR THE FUND REFLECT REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND ALL FEE WAIVERS. WITHOUT THE FEE WAIVERS, THE TOTAL RETURN FIGURES WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. PRINCIPAL VALUE MAY FLUCTUATE AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

        SECTOR DIVERSIFICATION (% OF TOTAL NET ASSETS) - OCTOBER 31, 2001

                                                       FUND
                                                 ---------------
Consumer Cyclicals                                    21.7%
Financial                                             10.4
Healthcare                                            55.2
Technology                                            12.3
Mutual Funds                                           7.5
Liabilities in Excess of Other Assets                 (7.1)

DEFINITION OF INDICES

The DOW JONES U.S. TOTAL MARKET INDEX is a float-adjusted market capitalization weighted U.S. index that measures the aggregate performance of companies from all ten U.S. economic sectors. As of October 31, 2001, the index's 1717 component stocks had a total market capitalization of $10.531 trillion. This index provides approximately 95% coverage of the U.S. equity market and covers 100%, 100% and 50% of the Large, Mid and Small-Cap universes respectively. The Small-Cap Index covers a smaller percentage of its universe-(50%) - to avoid adding very small, little-traded stocks. Eliminating the smallest and least liquid stocks assures sufficient index liquidity. The index is reviewed quarterly.

"Dow Jones" and "Dow Jones U.S. Total Market Index(sm)" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Revqual Index-Plus Investors, LLC ("Revqual"). Revqual's Magnet Total Market Growth Fund (the "Fund") is based on a strategy related to the Dow Jones U.S. Total Market Index(sm), and is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such Fund.

MAGNET TOTAL MARKET GROWTH FUND

STATEMENT OF INVESTMENTS
October 31, 2001 (unaudited)

COMMON STOCKS (99.6%)                                            SHARES       MARKET VALUE
                                                              ------------  ----------------
  CONSUMER CYCLICALS (21.7%)
      RETAIL (DISCOUNTERS) (12.0%)
      Family Dollar Stores Inc.                                        425         $  12,265
                                                                             ---------------
      SERVICES (ADVERTISING & MARKETING) (9.7%)
      4Kids Entertainment Inc.*                                        475             9,975
                                                                             ---------------
      TOTAL CONSUMER CYCLICALS                                                        22,240
                                                                             ---------------

  FINANCIAL (10.4%)
      DIVERSIFIED (10.4%)
      American Home Mortgage Holdings, Inc.                            700            10,703
                                                                             ---------------
      TOTAL FINANCIAL                                                                 10,703
                                                                             ---------------

  HEALTHCARE (55.2%)
      DRUGS (12.6%)
      Mylan Laboratories Inc.                                          350            12,905
                                                                             ---------------

      MEDICAL PRODUCTS & SUPPLIES (22.2%)
      Integra LifeSciences Holdings*                                   775            22,785
                                                                             ---------------

      PHARMACIES (10.3%)
      SICOR Inc.*                                                      560            10,500
                                                                             ---------------

      SPECIAL SERVICES (10.1%)
      AdvancePCS*                                                      170            10,331
                                                                             ---------------
      TOTAL HEALTHCARE                                                                56,521
                                                                             ---------------

  TECHNOLOGY (12.3%)
      ELECTRONCIS (INSTRUMENT) (12.3%)
      CYTYC Corp.*                                                     480            12,586
                                                                             ---------------
      TOTAL FINANCIAL                                                                 12,586
                                                                             ---------------
  TOTAL COMMON STOCKS                                                3,935           102,050
    (Cost $99,542)
                                                                             ---------------
  MUTUAL FUNDS (7.5%)
    Federated Cash Trust Series II                                   7,694             7,694
                                                                             ---------------
    TOTAL MUTUAL FUNDS                                                                 7,694
    (Cost $7,694)
                                                                             ---------------
  TOTAL INVESTMENTS (107.1%)                                                         109,744
    (Cost $107,236)
                                                                             ---------------
  LIABILITIES IN EXCESS OF OTHER ASSETS (-7.1%)                                       (7,329)
                                                                             ---------------

  NET ASSETS (100.0%)                                                              $ 102,415
                                                                             ===============

* NON-INCOME PRODUCING SECURITIES. SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001 (unaudited)

ASSETS:

Investments, at value (Cost- $107,236)                            $  109,744
Receivable from adviser                                               25,692
Dividends and interest receivable                                          9
                                                                  ----------
    Total assets                                                     135,445
                                                                  ----------

LIABILITIES:

Accrued fund accounting fee                                            5,391
Accrued transfer agent fee                                             3,941
Accrued custody fees                                                   3,371
Accrued 12b-1 fee                                                      1,098
Other payables and accrued expenses                                   19,229
    Total liabilities                                                 33,030
                                                                  ----------
Net assets                                                        $  102,415
                                                                  ==========

COMPOSITION OF NET ASSETS:

Paid in capital                                                   $  268,195
Overdistributed net investment income                                 (5,152)
Accumulated net realized loss on investments                        (163,136)
Net unrealized appreciation on investments                             2,508
                                                                  ----------
Net assets                                                        $  102,415
                                                                  ==========

NET ASSET VALUE PER SHARE:

Net Assets
    Investor Shares                                               $    66.54
    Adviser Shares                                                $  102,349

Shares Outstanding
    Investor Shares                                                   10.234
    Adviser Shares                                                    17,061

Net Asset Value Per Share
    Investor Shares                                               $     6.50
    Adviser Shares                                                $     6.00

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended October 31, 2001 (unaudited)

INVESTMENT INCOME:
Dividends                                                                         $    1,038
Interest                                                                                 323
--------------------------------------------------------------------------------------------
 Total Income                                                                          1,361
--------------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fee (Note 4)                                                       1,306
Fund accounting fee                                                                    5,040
Transfer agency fee                                                                    4,872
Custodian fee                                                                          2,760
12b-1 Fee (Note 4)                                                                       901
Other                                                                                 14,753
--------------------------------------------------------------------------------------------
 Total Expenses                                                                       29,632
 Waiver of Expenses (Note 4)                                                         (26,991)
--------------------------------------------------------------------------------------------
 Net Expenses                                                                          2,641
--------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                   (1,280)
--------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN/(LOSS):

Net realized loss on investments                                                     (53,705)
Net change in unrealized appreciation/depreciation on investments                     (5,715)
--------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/(LOSS)                                              (59,420)
--------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $  (60,700)
============================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         FOR THE PERIOD
                                                             FOR THE SIX MONTHS           SEPTEMBER 15,
                                                              ENDED OCTOBER 31,        2000 (INCEPTION) TO
                                                                   2001*                  APRIL 30, 2001
OPERATIONS:
     Net investment loss                                              $  (1,280)                 $    (2,034)
     Net realized loss on investments                                   (53,705)                    (109,431)
     Net change in unrealized
     appreciation/depreciation on investments                            (5,715)                       8,233
                                                            ------------------------------------------------
     Net decrease in net assets from operations                         (60,700)                    (103,242)
                                                            ------------------------------------------------

DISTRIBUTIONS:
     Dividends from net investment income
        Investor shares                                                       0                       (3,880)
        Adviser shares                                                        0                       (4,910)
                                                            ------------------------------------------------
        Net decrease in net assets from distributions                         0                       (8,790)
                                                            ------------------------------------------------

SHARE TRANSACTIONS (NOTE 2):
     Proceeds from sale of shares                                             0                      470,153
     Reinvested dividends                                                     0                        8,790
     Cost of shares redeemed                                           (184,333)                     (19,463)
                                                            ------------------------------------------------
     Net increase/(decrease) in net assets
     from share transactions                                           (184,333)                     459,480
                                                            ------------------------------------------------

NET INCREASE/(DECREASE) IN NET ASSETS                                  (245,033)                     347,448
                                                            ------------------------------------------------

NET ASSETS:
     Beginning of period                                                347,448                            0
                                                            ------------------------------------------------
     End of period [includes overdistributed
     net investment income of ($5,152)
     and ($3,872), respectively]                                      $ 102,415                      347,448
                                                            ================================================

SEE NOTES TO FINANCIAL STATEMENTS.

*UNAUDITED

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

                                                      INVESTOR SHARES                  ADVISER SHARES
                                               ----------------------------------------------------------------
                                               FOR THE PERIOD  FOR THE PERIOD  FOR THE PERIOD   FOR THE PERIOD
                                               APRIL 30, 2001   SEPTEMBER 15,  APRIL 30, 2001     OCTOBER 25,
SELECTED PER-SHARE DATA:                           THROUGH     2000* THROUGH      THROUGH       2000* THROUGH
                                                 OCTOBER 31,     APRIL 30,      OCTOBER 31,       APRIL 30,
                                                  2001 (3)          2001         2001 (3)            2001
Net asset value - beginning of period               $  7.62         $ 10.00        $  7.60           $ 10.03
                                               ----------------------------------------------------------------

Income from investment operations:
  Net investment loss                                 (0.02)          (0.02)         (0.05)            (0.07)
  Net realized and unrealized loss                    (1.10)          (2.17)         (1.55)            (2.17)
                                               ----------------------------------------------------------------
  Total loss from investment operations               (1.12)          (2.19)         (1.60)            (2.24)
                                               ----------------------------------------------------------------

Distributions:
  Distributions from net investment income             0.00           (0.19)          0.00             (0.19)
                                               ----------------------------------------------------------------

Net asset value - end of period                     $  6.50         $  7.62        $  6.00           $  7.60
                                               ================================================================

TOTAL RETURN                                         (14.70)%        (22.02)%       (21.05)%          (22.46)%
                                               ================================================================

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000)                     $   .07         $   160        $   102           $   188

Ratio of expenses to average net assets(1)             1.60%           1.60%          2.35%             2.35%

Ratio of net investment income/(loss)
 to average net assets(1)                             (0.49)%         (0.47)%        (1.34)%           (1.49)%
                                               ================================================================

Ratio of expenses to average net assets
 without fee waivers(1)                               22.36%          32.79%         23.06%            25.62%
                                               ================================================================

Ratio of net investment income/(loss)
 to average net assets without fee waivers(1)        (21.25)%        (31.68)%       (22.05)%          (24.76)%
                                               ================================================================
Portfolio turnover rate(2)                              267%            113%           267%              113%
                                               ================================================================

(1) ANNUALIZED

(2) A PORTFOLIO TURNOVER RATE IS, IN GENERAL, THE PERCENTAGE COMPUTED BY TAKING THE LESSER OF PURCHASES OR SALES OF PORTFOLIO SECURITIES (EXCLUDING SECURITIES WITH A MATURITY DATE OF ONE YEAR OR LESS AT THE TIME OF ACQUISITION) FOR A PERIOD AND DIVIDING IT BY THE MONTHLY AVERAGE OF THE MARKET VALUE OF THE SUCH SECURITIES DURING THE PERIOD. PURCHASES AND SALES OF INVESTMENT SECURITIES (EXCLUDING SHORT-TERM SECURITIES) FOR THE PERIOD FROM APRIL 30, 2001 TO OCTOBER 31, 2001, WERE $624,565 AND $768,134, RESPECTIVELY.

(3) UNAUDITED

*INCEPTION

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

     Financial Investors Trust (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the Magnet Total Market Growth Fund (the "Fund"). The financial statements of the remaining portfolios of the Trust are presented separately.
     The Fund offers two classes of shares (Investor Shares and Adviser Shares). Each class of shares has equal rights as to earnings, assets and voting privileges. Each class has exclusive voting rights with respect to its Distribution Plan. Income, expenses (other than expenses incurred under each class' Distribution Plan and other class specific expenses) and realized gains or losses on investments are allocated to each class based upon their relative net assets.
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

         INVESTMENT VALUATION: Securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time), on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sales price of the day or, in the absence of sales, at values based on the average closing bid and asked price. Securities for which market quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

     FEDERAL INCOME TAXES: It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund intends to elect to defer to its fiscal year ending April 30, 2002, approximately $109,000 of losses recognized during the period November 1, 2000 to April 30, 2001.

     CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS: Net investment income
(loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

     DIVIDENDS: The Fund will declare and pay dividends from net investment income, if any, quarterly. Dividends from net realized gains, if any, are declared at least once a year. Dividends to shareholders are recorded on the ex-dividend date.

     OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis the Fund uses for federal income tax purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

2. SHARES OF BENEFICIAL INTEREST

        On October 31, 2001, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

FOR THE SIX MONTHS ENDED OCTOBER 31, 2001

INVESTOR SHARES                                                              AMOUNT                 SHARES
---------------                                                     ----------------------------------------
Shares sold                                                               $         0                      0
Shares issued in reinvestment of dividends                                          0                      0
Shares redeemed                                                              (134,301)               (20,942)
                                                                    ----------------------------------------
Net decrease                                                              $  (134,301)               (20,942)
                                                                    ========================================

ADVISER SHARES
--------------
Shares sold                                                               $         0                      0
Shares issued in reinvestment of dividends                                          0                      0
Shares redeemed                                                               (50,032)                (7,652)
                                                                    ----------------------------------------
Net decrease                                                              $   (50,032)                (7,652)
                                                                    ========================================

FOR THE PERIOD ENDED APRIL 30, 2001

INVESTOR SHARES                                                              AMOUNT                 SHARES
---------------                                                     ----------------------------------------
Shares sold                                                               $   205,100                 20,474
Shares issued in reinvestment of dividends                                      3,880                    478
Shares redeemed                                                                     0                      0
                                                                    ----------------------------------------
Net increase                                                              $   208,980                 20,952
                                                                    ========================================

ADVISER SHARES
--------------
Shares sold                                                               $   265,053                 26,659
Shares issued in reinvestment of dividends                                      4,910                    605
Shares redeemed                                                              (19.463)                (2,551)
                                                                    ----------------------------------------
Net increase                                                              $   250,500                 24,713

                                                                    ========================================

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

AS OF OCTOBER 31, 2001:
Gross appreciation (excess of value over tax cost)                         $   5,755
Gross depreciation (excess of tax cost over value)                            (3,247)
------------------------------------------------------------------------------------
Net unrealized appreciation                                                $   2,508
====================================================================================
Cost of investments for income tax purposes                                $ 107,236
====================================================================================

4. INVESTMENT ADVISORY FEES, DISTRIBUTION PLAN, AND OTHER RELATED PARTY TRANSACTIONS

         Revqual Index-Plus Investors, LLC (the "Adviser") serves as investment adviser to the Fund pursuant to an investment advisory and management agreement (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets. The Adviser has contractually agreed to waive a portion of its fees so that the total annual expenses of the Fund will not exceed the voluntary expense limitations adopted by the Adviser until atleast April 30, 2002. After that date, the fee waivers by the Adviser are voluntary and may be terminated at any time.

         The Trustees have adopted a Distribution Plan on behalf of each class of shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. ALPS Distributors, Inc. ("ALPS") serves as the distributor to the Fund. The Distribution Plans provide for payment of a fee to ALPS at the annual rate of up to 0.25% of the average net assets of the Investor Shares, and up to 1.00% of the average net assets of the Adviser Shares, although the Trustees may limit such fees from time-to-time for each class of shares.

         Shareholders holding more than 10% of the Fund's outstanding shares as of October 31, 2001, consituted 53.91% of the Fund.

NOTES

MAGNET TOTAL MARKET GROWTH FUND

THIS FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR INSURER.

                               INVESTMENT ADVISER
                        Revqual Index-Plus Investors, LLC
                              1201 Sussex Turnpike
                              Randolph, N.J. 07869

                                   DISTRIBUTOR
                             ALPS Distributors, Inc.
                                 370 17th Street
                                   Suite 3100
                               Denver, Colo. 80202

                        FUND ACCOUNTANT & TRANSFER AGENT
                        ALPS Mutual Funds Services, Inc.
                                 370 17th Street
                                   Suite 3100
                               Denver, Colo. 80202

                                  LEGAL COUNSEL
                           Davis, Graham & Stubbs LLP
                                1550 17th Street
                                    Suite 500
                               Denver, Colo. 80202

                              INDEPENDENT AUDITORS
                              Deloitte & Touche LLP
                                 555 17th Street
                                   Suite 3600
                               Denver, Colo. 80202

                                    CUSTODIAN
                               Firstar Bank N. A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                         [ALPS DISTRIBUTORS, INC. LOGO]

            MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.
               FOR MORE INFORMATION, PLEASE CALL 1-877-677-9649 OR
                           VISIT www.magnetfunds.com.